Shareholder Report, Average Annual Return (Details) 191611_DoubleLine Core Fixed Income Fund_Class R6_TSR Annual {Class R6}	12 Months Ended	60 Months Ended	80 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Without Sales Load [Member] | Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 (without sales charge)
Average Annual Return, Percent	4.18%	0.84%	1.40%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.35%	0.31%	1.14%